Assets Held for Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Miners	Dec. 31, 2022 USD ($) Miners
Assets Held for Sale (Details) [Line Items]
Loss	$ 307
Impairment loss	$ 3,000
Number of micro BT whatsminer M20S miners sold (in Miners) | Miners	1,781	1,559
Carrying value	$ 867
Net of impairment charge	1,882
Antminer S9 miners [Member]
Assets Held for Sale (Details) [Line Items]
Carrying amount		$ 779
Net proceeds		101
Loss		678
Impairment loss		432
Innosilicon T2T, Canaan Avalon A10, Antminer T15 & Antminer S15 miners [Member]
Assets Held for Sale (Details) [Line Items]
Carrying amount		22
Net proceeds		31
Impairment loss	388	113
Gain		9
MicroBT Whatsminer M20S miners [Member]
Assets Held for Sale (Details) [Line Items]
Carrying amount	714	748
Net proceeds	$ 407	896
Gain		$ 148